Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Tax Disclosure [Abstract]
Beginning balance		$ 307	$ 204
Additions based on tax positions related to the current year	150		307
Reductions for tax positions of prior years		(307)	(204)
Net deferred tax asset (liability)	$ 150		$ 307